Trade and other receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [Abstract]
Trade receivables	$ 33,057,000	$ 28,607,000	[1]
Accrued income and other debtors	8,423,000	5,493,000	[1]
VAT recoverable	1,705,000	1,400,000	[1]
Trade and other receivables	43,185,000	35,500,000	[1]
Trade receivables due greater than 120 days	$ 1,186,000	$ 752,000
Trade receivables threshold period	120 days	120 days
Impairment loss on trade and other receivable	$ 0	$ 0
Accrued income and other debtors balance in relation to prepaid Phase 3 clinical trial costs	$ 287,000	$ 857,000

[1]	see Note 27